Portfolio of Investments
Columbia Minnesota Tax-Exempt Fund, October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.9%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.9%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	0.110%	4,385,000	4,385,000
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	0.110%	2,100,000	2,100,000
Total			6,485,000
Total Floating Rate Notes (Cost $6,485,000)			6,485,000

Municipal Bonds 95.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.2%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,490,710
Series 2011
01/01/2022	5.000%	1,000,000	1,007,080
Subordinated Series 2019A
01/01/2033	5.000%	7,030,000	8,734,775
Subordinated Refunding Revenue Bonds
Series 2012B
01/01/2030	5.000%	1,000,000	1,044,470
01/01/2031	5.000%	750,000	782,722
Series 2014A
01/01/2034	5.000%	1,000,000	1,105,720
Minneapolis-St. Paul Metropolitan Airports Commission(c)
Refunding Revenue Bonds
Subordinated Series 2019B
01/01/2035	5.000%	2,295,000	2,787,048
01/01/2044	5.000%	5,000,000	5,901,700
01/01/2049	5.000%	5,000,000	5,856,800
Total			30,711,025
Assisted Living 1.0%
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	3,150,000	2,873,587
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Red Wing
Refunding Revenue Bonds
Deer Crest Project
Series 2012A
11/01/2032	5.000%	325,000	328,361
11/01/2042	5.000%	1,250,000	1,261,075
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	3,000,000	2,408,040
Total			6,871,063
Charter Schools 4.9%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	2,000,000	2,050,280
07/01/2047	4.250%	1,000,000	1,027,410
07/01/2052	4.375%	2,255,000	2,326,551
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	500,000	529,595
07/01/2045	5.000%	2,070,000	2,162,695
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2050	5.500%	1,500,000	1,626,570
Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2017
10/01/2049	5.000%	1,700,000	1,718,564
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2050	5.375%	3,600,000	3,965,256
City of Minneapolis(d)
Revenue Bonds
Friendship Academy of the Arts
Series 2019
12/01/2052	5.250%	2,000,000	2,054,600
Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Minneapolis
Revenue Bonds
Northeast College Prep Project
Series 2020A
07/01/2040	5.000%	435,000	452,209
07/01/2055	5.000%	1,410,000	1,438,059
City of Spring Lake Park
Revenue Bonds
Academy for Higher Learning Project
Series 2019
06/15/2049	5.000%	2,000,000	2,069,300
06/15/2054	5.000%	1,000,000	1,031,750
City of Woodbury
Revenue Bonds
MSA Building Co.
Series 2012A
12/01/2032	5.000%	220,000	224,822
12/01/2043	5.000%	1,500,000	1,532,085
Duluth Housing & Redevelopment Authority
Refunding Revenue Bonds
Duluth Public Schools Academy
Series 2018
11/01/2038	5.000%	1,100,000	1,205,138
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Hmong College Prep Academy Project
Series 2020
09/01/2055	5.000%	2,500,000	2,794,025
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	2,000,000	2,041,280
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	1,000,000	1,044,740
09/01/2047	4.125%	1,400,000	1,440,348
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	200,000	203,104
03/01/2043	4.625%	1,000,000	1,011,490
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	763,852
08/01/2046	4.250%	1,000,000	1,024,540
Total			35,738,263
Health Services 0.2%
City of Center City
Refunding Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2019
11/01/2041	4.000%	1,000,000	1,094,480
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2014
11/01/2044	5.000%	500,000	540,070
Total			1,634,550
Higher Education 8.5%
City of Moorhead
Refunding Revenue Bonds
Concordia College Corp. Project
Series 2016
12/01/2034	5.000%	1,155,000	1,268,421
12/01/2040	5.000%	1,350,000	1,464,048
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Carleton College
Series 2017
03/01/2037	4.000%	500,000	568,480
03/01/2039	4.000%	500,000	565,735
03/01/2040	4.000%	1,000,000	1,128,860
03/01/2047	4.000%	2,500,000	2,785,525
College of St. Scholastica, Inc.
Series 2019
12/01/2040	4.000%	1,200,000	1,258,260
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	3,158,040
Macalester College
Series 2017
03/01/2029	5.000%	150,000	185,642
03/01/2030	5.000%	175,000	215,292
03/01/2042	4.000%	900,000	1,001,214
03/01/2048	4.000%	600,000	662,736
St. Catherine University
Series 2018
10/01/2037	4.000%	580,000	620,026
10/01/2038	4.000%	920,000	981,309
10/01/2045	5.000%	2,500,000	2,841,025
St. Olaf College
8th Series 2015G
12/01/2031	5.000%	740,000	861,811
12/01/2032	5.000%	1,000,000	1,159,960
Series 2016-8N
10/01/2034	4.000%	1,500,000	1,657,800
10/01/2035	4.000%	500,000	551,025
University of St. Thomas
Series 2016-8-L
04/01/2035	5.000%	750,000	865,080
04/01/2039	4.000%	2,000,000	2,154,480
Series 2017A
10/01/2035	4.000%	800,000	886,320
10/01/2037	4.000%	750,000	825,847

2	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Augsburg College
Series 2016A
05/01/2046	5.000%	6,000,000	5,967,480
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	1,012,960
College of St. Scholastica
Series 2012
12/01/2027	4.250%	350,000	366,384
12/01/2032	4.000%	350,000	359,426
St. John’s University
Series 2015-8-1
10/01/2031	5.000%	370,000	425,851
10/01/2032	5.000%	645,000	739,447
10/01/2033	5.000%	350,000	400,057
10/01/2034	5.000%	380,000	433,675
University of St. Thomas
Series 2019
10/01/2040	5.000%	1,250,000	1,495,262
10/01/2041	4.000%	1,000,000	1,100,200
10/01/2044	4.000%	2,750,000	3,000,690
University of Minnesota
Revenue Bonds
Series 2014B
01/01/2044	4.000%	3,750,000	3,986,250
Series 2016A
04/01/2033	5.000%	1,725,000	2,087,871
04/01/2034	5.000%	1,855,000	2,239,764
Series 2019A
04/01/2036	5.000%	1,300,000	1,661,829
04/01/2037	5.000%	2,000,000	2,547,440
04/01/2038	5.000%	4,945,000	6,279,112
Total			61,770,634
Hospital 19.8%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	488,565
05/01/2051	5.000%	1,500,000	1,428,885
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2023	4.000%	400,000	416,824
04/01/2024	4.000%	745,000	776,186
04/01/2026	4.000%	500,000	519,190
04/01/2031	4.000%	1,450,000	1,486,337
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	10,500,000	11,144,490
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,133,040
09/01/2035	4.000%	1,500,000	1,601,880
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2034	5.000%	4,000,000	4,623,040
11/15/2044	5.000%	6,475,000	7,321,282
Series 2018A
11/15/2033	5.000%	2,920,000	3,598,812
Revenue Bonds
Fairview Health Services
Series 2018-A
11/15/2037	4.000%	4,000,000	4,524,920
11/15/2038	4.000%	2,630,000	2,966,351
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,947,560
04/01/2041	5.000%	675,000	760,698
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2016B
11/15/2035	5.000%	5,000,000	7,247,750
11/15/2036	5.000%	12,255,000	17,922,325
Revenue Bonds
Mayo Clinic
Series 2011C (Mandatory Put 11/15/21)
11/15/2038	4.500%	1,400,000	1,458,814
Olmsted Medical Center Project
Series 2010
07/01/2030	5.875%	1,950,000	1,956,299
Series 2013
07/01/2024	5.000%	300,000	332,601
07/01/2027	5.000%	245,000	268,821
07/01/2028	5.000%	225,000	245,828
07/01/2033	5.000%	650,000	701,740
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center
Series 2014
09/01/2034	5.000%	1,000,000	1,094,310

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2014B
05/01/2024	5.000%	1,400,000	1,599,290
Series 2016A
05/01/2028	5.000%	1,745,000	2,086,252
05/01/2037	4.000%	3,175,000	3,454,781
05/01/2046	5.000%	3,500,000	3,990,070
Series 2019
05/01/2048	5.000%	5,000,000	5,975,900
City of Winona
Refunding Revenue Bonds
Winona Health Obligation Group
Series 2012
07/01/2034	5.000%	750,000	762,690
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2037	4.000%	7,660,000	7,826,835
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	4.250%	5,000,000	5,430,700
02/15/2048	4.250%	1,000,000	1,077,890
02/15/2048	5.000%	1,300,000	1,500,278
02/15/2058	5.000%	6,000,000	6,882,120
Essential Health Obligated Group
Series 2018
02/15/2043	5.000%	1,615,000	1,877,874
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2030	5.000%	1,825,000	2,238,216
11/15/2034	5.000%	1,900,000	2,292,559
11/15/2036	4.000%	1,200,000	1,343,016
11/15/2037	4.000%	600,000	669,672
11/15/2043	4.000%	3,000,000	3,298,710
HealthPartners Obligation Group
Series 2015
07/01/2033	5.000%	3,000,000	3,420,570
07/01/2035	4.000%	10,630,000	11,478,912
Total			143,172,883
Joint Power Authority 3.6%
Central Minnesota Municipal Power Agency
Revenue Bonds
Brookings-Southeast Twin Cities Transmission Project
Series 2012
01/01/2042	5.000%	1,500,000	1,573,845
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/2022	5.000%	250,000	274,165
12/01/2025	5.000%	400,000	436,648
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	290,182
10/01/2033	5.000%	250,000	290,287
Series 2014A
10/01/2035	5.000%	1,000,000	1,161,150
Revenue Bonds
Series 2016
10/01/2041	4.000%	1,000,000	1,100,090
10/01/2047	5.000%	500,000	597,620
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2034	5.000%	210,000	250,318
01/01/2035	5.000%	170,000	202,241
01/01/2036	5.000%	180,000	213,491
01/01/2041	5.000%	400,000	468,756
Revenue Bonds
Series 2013A
01/01/2030	5.000%	340,000	369,621
01/01/2031	5.000%	460,000	499,247
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2035	5.000%	1,000,000	1,192,140
01/01/2041	5.000%	2,550,000	3,009,102
01/01/2046	5.000%	2,000,000	2,348,080
Revenue Bonds
Series 2017A
01/01/2042	5.000%	1,000,000	1,222,630
Southern Minnesota Municipal Power Agency(e)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2026	0.000%	10,000,000	9,530,400
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2036	5.000%	1,000,000	1,179,490
Total			26,209,503
Local Appropriation 3.0%
Anoka-Hennepin Independent School District No. 11
Certificate of Participation
Series 2014A
02/01/2034	5.000%	1,700,000	1,928,735

4	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Independent School District No. 709
Refunding Certificate of Participation
School District Credit Enhancement Project
Series 2019B
02/01/2027	5.000%	740,000	913,448
Goodhue County Education District No. 6051
Certificate of Participation
Series 2014
02/01/2029	5.000%	1,200,000	1,351,992
02/01/2034	5.000%	1,200,000	1,346,256
02/01/2039	5.000%	1,300,000	1,447,004
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,155,330
02/01/2042	4.000%	5,250,000	5,613,300
Plymouth Intermediate District No. 287
Refunding Certificate of Participation
Series 2016A
05/01/2030	4.000%	450,000	498,258
05/01/2031	4.000%	450,000	494,757
St. Paul Independent School District No. 625
Certificate of Participation
Series 2019 (School District Credit Enhancement Program)
02/01/2037	4.000%	515,000	607,345
02/01/2038	4.000%	1,000,000	1,175,620
02/01/2039	3.000%	565,000	612,692
Series 2020C
02/01/2040	2.500%	4,285,000	4,385,012
Total			21,529,749
Local General Obligation 22.7%
Anoka-Hennepin Independent School District No. 11
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2045	3.000%	5,000,000	5,295,400
Series 2018A
02/01/2039	4.000%	8,905,000	10,108,155
Brainerd Independent School District No. 181
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2037	4.000%	9,800,000	11,158,868
Burnsville-Eagan-Savage Independent School District No. 191
Unlimited General Obligation Bonds
School Building
Series 2015A
02/01/2031	4.000%	4,820,000	5,376,324
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Centennial Independent School District No. 12(e)
Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,225,000	880,506
02/01/2033	0.000%	750,000	513,585
Chisago Lakes Independent School District No. 2144
Unlimited General Obligation Bonds
Minnesota School District Credit Enhancement Program
Series 2017A
02/01/2030	4.000%	3,145,000	3,687,135
City of Elk River
Unlimited General Obligation Bonds
Series 2019A
12/01/2042	3.000%	1,755,000	1,862,195
12/01/2044	3.000%	2,000,000	2,111,600
Dilworth Glyndon Felton Independent School District No. 2164
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	3.000%	1,025,000	1,083,794
02/01/2040	3.000%	1,000,000	1,053,100
02/01/2041	3.000%	1,230,000	1,292,644
Duluth Independent School District No. 709
Refunding Certificate of Participation
Series 2016A (School District Credit Enhancement Program)
02/01/2028	4.000%	1,500,000	1,710,360
Eden Prairie Independent School District No. 272
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2040	3.000%	3,000,000	3,190,890
Elk River Independent School District No. 728
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2034	2.000%	7,000,000	7,096,250
Hastings Independent School District No. 200(e)
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,305,000	1,008,843
02/01/2033	0.000%	2,140,000	1,587,045
Hennepin County Regional Railroad Authority
Limited General Obligation Bonds
Series 2019A
12/01/2037	5.000%	4,685,000	5,956,603
12/01/2038	5.000%	3,965,000	5,026,510
Lac Qui Parle Valley Independent School District No. 2853
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.500%	2,525,000	2,583,934

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Litchfield Independent School District No. 465
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	3.000%	2,260,000	2,422,697
MACCRAY Independent School District No. 2180
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	2.250%	2,525,000	2,559,290
02/01/2039	2.250%	2,580,000	2,604,226
02/01/2040	2.375%	2,640,000	2,670,730
Mahtomedi Independent School District No. 832
Unlimited General Obligation Refunding Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2030	5.000%	500,000	594,090
02/01/2031	5.000%	1,140,000	1,351,880
Mankato Independent School District No. 77
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2033	4.000%	550,000	656,750
02/01/2036	4.000%	585,000	688,059
Maple River Independent School District No. 2135
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2050	4.000%	3,230,000	3,764,662
Marshall Independent School District No. 413
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2039	3.000%	2,440,000	2,595,404
02/01/2040	3.000%	2,515,000	2,675,029
Minneapolis Special School District No. 1
Unlimited General Obligation Bonds
Long-Term Facilities Maintenance
Series 2017 (School District Credit Enhancement Program)
02/01/2031	5.000%	2,000,000	2,546,140
Monticello Independent School District No. 882
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2030	4.000%	1,000,000	1,147,780
02/01/2031	4.000%	1,735,000	1,980,034
Moorhead Independent School District No. 152
Unlimited General Obligation Bonds
Series 2020A
02/01/2041	3.000%	10,600,000	11,243,208
Mounds View Independent School District No. 621
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2043	4.000%	6,455,000	7,259,099
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mountain Iron-Buhl Independent School District No. 712
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2032	4.000%	1,775,000	1,986,012
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Unlimited General Obligation Bonds
Series 2019A
02/01/2042	3.000%	7,050,000	7,503,738
Richfield Independent School District No. 280
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2040	4.000%	5,000,000	5,587,250
Roseville Independent School District No. 623
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	11,207,600
Russell Tyler Ruthton Independent School District No. 2902
Unlimited General Obligation Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2035	3.000%	1,950,000	2,145,039
02/01/2036	3.000%	1,000,000	1,095,520
02/01/2037	3.000%	1,035,000	1,129,475
Sartell-St. Stephen Independent School District No. 748(e)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	1,193,954
02/01/2033	0.000%	2,585,000	1,892,168
02/01/2034	0.000%	1,500,000	1,054,605
Sauk Rapids-Rice Independent School District No. 47
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.625%	2,250,000	2,321,280
St. Francis Independent School District No. 15
Unlimited General Obligation Bonds
Series 2018A
02/01/2033	4.000%	450,000	474,840
02/01/2034	4.000%	325,000	342,443
Watertown-Mayer Independent School District No. 111(e)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2020A
02/01/2035	0.000%	2,420,000	1,784,339
02/01/2039	0.000%	2,175,000	1,389,216

6	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Worthington Independent School District No. 518
Unlimited General Obligation Bonds
Series 2020A
02/01/2035	3.000%	700,000	745,654
02/01/2036	3.000%	470,000	499,295
02/01/2037	3.000%	500,000	529,805
02/01/2038	3.000%	1,000,000	1,057,360
02/01/2039	3.000%	1,000,000	1,055,190
Total			164,337,602
Multi-Family 3.6%
Anoka Housing & Redevelopment Authority
Revenue Bonds
Woodland Park Apartments Project
Series 2011A
04/01/2027	5.000%	2,500,000	2,506,850
City of Crystal
Revenue Bonds
Crystal Leased Housing Association
Series 2014
06/01/2031	5.250%	2,500,000	2,411,425
City of Minneapolis
Revenue Bonds
14th and Central Project
Series 2020A (FNMA)
02/01/2038	2.350%	10,000,000	10,030,600
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village
Series 2013
12/01/2030	6.000%	3,000,000	3,189,660
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
848 Payne Ave. Apartments Green Bonds
Series 2020
06/01/2038	2.330%	5,000,000	5,002,700
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,575,350
Total			25,716,585
Municipal Power 0.3%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/2027	4.000%	1,000,000	1,148,700
12/01/2028	4.000%	950,000	1,084,605
Total			2,233,305
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nursing Home 2.0%
City of Chatfield
Refunding Revenue Bonds
Chosen Valley Care Center
Series 2019
09/01/2044	5.000%	500,000	466,355
09/01/2052	5.000%	1,500,000	1,354,575
City of Oak Park Heights
Refunding Revenue Bonds
Boutwells Landing Care Center
Series 2013
08/01/2025	5.250%	1,480,000	1,501,001
City of Sauk Rapids
Refunding Revenue Bonds
Good Shepherd Lutheran Home
Series 2013
01/01/2039	5.125%	2,500,000	2,449,200
Dakota County Community Development Agency
Revenue Bonds
Ebenezer Ridges Care Center TCU Project
Series 2014S
09/01/2046	5.000%	2,000,000	2,024,160
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Series 2013
05/01/2038	5.000%	1,200,000	1,148,724
05/01/2048	5.125%	6,250,000	5,762,063
Total			14,706,078
Other Bond Issue 0.7%
City of Minneapolis
Revenue Bonds
YMCA Greater Twin Cities Project
Series 2016
06/01/2027	4.000%	100,000	110,881
06/01/2028	4.000%	170,000	186,908
06/01/2029	4.000%	165,000	179,581
06/01/2030	4.000%	125,000	134,846
06/01/2031	4.000%	100,000	107,013
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
08/01/2032	3.000%	500,000	496,040
08/01/2033	3.000%	500,000	492,050
08/01/2034	3.125%	850,000	843,617
08/01/2035	3.125%	800,000	789,008
Housing & Redevelopment Authority of The City of St. Paul(f)
Refunding Revenue Bonds
Series 2020A
12/01/2036	5.000%	1,580,000	1,810,775
Total			5,150,719

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Utility 0.9%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2031	4.000%	875,000	997,955
10/01/2032	4.000%	800,000	906,344
10/01/2033	4.000%	655,000	739,017
St. Paul Port Authority(c)
Revenue Bonds
Energy Park Utility Co. Project
Series 2012
08/01/2028	5.450%	250,000	259,495
08/01/2036	5.700%	1,250,000	1,291,600
Series 2017-4
10/01/2040	4.000%	1,000,000	1,099,520
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,510,089
Total			6,804,020
Pool / Bond Bank 0.1%
City of Minneapolis
Limited Tax Revenue Bonds
Supported Common Bond
Series 2010
12/01/2030	6.250%	1,000,000	1,004,500
Prep School 0.4%
County of Rice(d)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A
08/01/2022	5.000%	2,435,000	2,485,064
Refunded / Escrowed 5.3%
County of Otter Tail(c)
Prerefunded 05/01/21 Unlimited General Obligation Bonds
Disposal Systems-Prairie Lakes
Series 2011
11/01/2030	5.000%	2,010,000	2,054,501
Hermantown Independent School District No. 700
Prerefunded 02/01/24 Unlimited General Obligation Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2037	5.000%	4,740,000	5,452,090
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 09/01/21 Revenue Bonds
Nova Classical Academy
Series 2011A
09/01/2042	6.625%	1,500,000	1,578,240
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2027	5.000%	2,500,000	3,064,075
11/15/2044	5.000%	1,000,000	1,225,630
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015 Escrowed to Maturity
11/15/2023	5.000%	1,000,000	1,138,880
Minnesota Higher Education Facilities Authority
Prerefunded 10/01/21 Revenue Bonds
Hamline University
7th Series 2011K2
10/01/2032	6.000%	1,000,000	1,051,440
10/01/2040	6.000%	2,000,000	2,102,880
Prerefunded 10/01/22 Revenue Bonds
St. Catherine University
7th Series 2012Q
10/01/2025	5.000%	325,000	354,088
10/01/2026	5.000%	280,000	305,060
10/01/2027	5.000%	200,000	217,900
10/01/2032	5.000%	700,000	762,650
University of Minnesota
Prerefunded 12/01/20 Revenue Bonds
Series 2011A
12/01/2031	5.250%	5,000,000	5,019,600
Prerefunded 12/01/21 Revenue Bonds
Series 2011D
12/01/2036	5.000%	5,985,000	6,288,140
Western Minnesota Municipal Power Agency
Prerefunded 01/01/24 Revenue Bonds
Series 2014A
01/01/2040	5.000%	1,000,000	1,148,100
01/01/2046	5.000%	4,025,000	4,621,103
Worthington Independent School District No. 518
Prerefunded 02/01/26 Certificate of Participation
Series 2017A
02/01/2039	4.000%	1,370,000	1,621,011
Total			38,005,388
Retirement Communities 4.4%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2046	5.000%	1,500,000	1,555,305
City of Apple Valley
Refunding Revenue Bonds
Apple Vally Senior Housing
Series 2018
09/01/2053	4.500%	3,000,000	3,006,300

8	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2050	6.125%	2,500,000	2,262,275
City of Maple Plain
Revenue Bonds
Haven Homes, Inc. Project
Series 2019
07/01/2057	4.650%	1,250,000	1,201,075
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	959,100
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	5,046,700
10/01/2047	5.000%	2,000,000	2,100,000
City of Red Wing
Revenue Bonds
Benedictine Living Community
Series 2018
08/01/2047	5.000%	1,500,000	1,387,560
08/01/2053	5.000%	600,000	537,960
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,400,000	2,347,536
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	1,867,940
09/01/2042	5.000%	875,000	874,930
City of St. Joseph
Revenue Bonds
Woodcrest of Country Manor Project
Series 2019
07/01/2055	5.000%	1,500,000	1,428,840
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	280,148
09/01/2037	4.250%	300,000	305,289
09/01/2042	5.000%	1,000,000	1,039,210
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2054	5.000%	1,625,000	1,688,960
Dakota County Community Development Agency(d)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,540,245
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2049	5.250%	2,000,000	2,061,240
Total			31,490,613
Sales Tax 0.2%
City of St. Paul
Revenue Bonds
Series 2014G
11/01/2032	5.000%	1,250,000	1,458,788
Single Family 2.6%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2011A (GNMA)
12/01/2027	4.450%	355,000	356,044
Minnesota Housing Finance Agency(c)
Refunding Revenue Bonds
Residential Housing
Series 2017D (GNMA)
01/01/2030	3.300%	335,000	363,847
Series 2018A (GNMA)
07/01/2032	3.625%	780,000	816,200
Residential Housing Finance
Series 2017A
07/01/2030	3.200%	925,000	943,167
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Residential Housing Finance
Series 2019B (GNMA)
07/01/2033	3.300%	520,000	569,852
Revenue Bonds
Mortgage-Backed Securities Pass-Through Program
Series 2019 (GNMA)
03/01/2049	3.450%	1,455,005	1,523,056
06/01/2049	3.150%	1,622,360	1,694,458
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	3,867,135	4,018,185

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019F
07/01/2044	2.750%	2,740,000	2,775,045
Series 2020B (GNMA)
01/01/2044	2.800%	3,925,000	4,008,406
Series 2020E (GNMA)
07/01/2044	2.700%	1,700,000	1,720,349
Total			18,788,609
State Appropriated 4.1%
State of Minnesota
Refunding Revenue Bonds
Appropriation
Series 2012B
03/01/2025	5.000%	5,000,000	5,303,150
03/01/2028	5.000%	3,000,000	3,180,240
03/01/2029	5.000%	4,250,000	4,504,150
Revenue Bonds
Appropriation
Series 2014A
06/01/2038	5.000%	8,880,000	9,783,540
University of Minnesota
Refunding Revenue Bonds
State Supported Stadium Debt
Series 2015
08/01/2027	5.000%	1,185,000	1,422,273
Revenue Bonds
State Supported Biomed Science Research Facilities
Series 2013
08/01/2038	5.000%	5,000,000	5,575,650
Total			29,769,003
State General Obligation 3.1%
State of Minnesota
Unlimited General Obligation Bonds
Series 2018A
08/01/2031	5.000%	5,000,000	6,481,250
08/01/2033	5.000%	7,500,000	9,619,350
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020A
08/01/2036	5.000%	5,000,000	6,640,400
Total			22,741,000
Student Loan 0.3%
Minnesota Office of Higher Education(c)
Refunding Revenue Bonds
Series 2020
11/01/2038	2.650%	2,500,000	2,444,150
Total Municipal Bonds (Cost $664,291,643)			694,773,094

Money Market Funds 2.2%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(g)	265,531	265,504
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.012%(g)	16,138,556	16,138,556
Total Money Market Funds (Cost $16,404,086)		16,404,060
Total Investments in Securities (Cost: $687,180,729)		717,662,154
Other Assets & Liabilities, Net		7,058,326
Net Assets		724,720,480

Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(45)	12/2020	USD	(7,761,094)	4,943	—
U.S. Treasury 10-Year Note	(90)	12/2020	USD	(12,439,688)	5,412	—
Total					10,355	—
10	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2020.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2020, the total value of these securities amounted to $6,079,909, which represents 0.84% of total net assets.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at October 31, 2020.
Abbreviation Legend
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2020	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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